Fair Value of Financial Instruments - Fair Value (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents - Book Value	$ 137,882	$ 127,632	$ 135,992
Cash and cash equivalents - Fair Value	137,882	127,632
Restricted cash - Book Value	12,892	6,558	$ 5,386
Restricted cash - Fair Value	12,892	6,558
Investments in available-for-sale securities - Book Value	192	238
Investments in available-for-sale securities - Fair Value	192	238
Loan receivable from affiliate companies - Book Value	46,089	30,112
Loan receivable from affiliate companies - Fair Value	46,089	30,112
Senior and ship mortgage notes, net - Book Value	(1,272,108)	(1,301,999)
Senior and ship mortgage notes, net - Fair Value	(966,402)	(1,181,838)
Long-term debt, including current portion - Book Value	(543,899)	(380,489)
Long-term debt, including current portion - Fair Value	(549,078)	(389,332)
Long-term payable to affiliate companies - Book Value	(67,154)	(76,872)
Long-term payable to affiliate companies - Fair Value	$ (67,154)	$ (76,872)